Document and Entity Information	Nov. 06, 2025
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001626450
Document Type	8-K
Document Period End Date	Nov. 06, 2025
Entity Registrant Name	Commerce.com, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39423
Entity Tax Identification Number	46-2707656
Entity Address, Address Line One	11920 Alterra Parkwa
Entity Address, Address Line Two	D11 / Suite 100
Entity Address, Address Line Three	8th Floor
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
Entity Information, Former Legal or Registered Name	BigCommerce Holdings, Inc.
City Area Code	(512)
Local Phone Number	865-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Series 1 Common Stock, $ 0.0001 par value per share
Trading Symbol	CMRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	11305 Four Points Drive
Entity Address, Address Line Two	Building II
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78726